Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Revenue Recognition	Revenue Recognition
Revenue is based on the consideration specified in a contract and is recorded when control of the product or service passes to the customer in accordance with terms of the contract. Performance obligations are largely satisfied at a point in time upon the delivery of crude oil, NGLs, natural gas, and petroleum and refined products. Cenovus sells its production of crude oil, NGLs, natural gas, and petroleum and refined products generally pursuant to variable price contracts. The transaction price for variable price contracts is based on the commodity price, adjusted for quality, location and other factors. Performance obligations for crude oil and natural gas processing revenue, transportation services and transloading services are satisfied over time as the service is provided. Revenue associated with crude oil and natural gas processing, transportation services and transloading services are generally based on fixed price contracts.
Revenues are typically collected in the month following delivery. Therefore, Cenovus has elected to apply the practical expedient to not adjust consideration for the effects of a financing component. The Company does not disclose information about remaining performance obligations with an original expected duration of one year or less and it does not have any long-term contracts, with the exception of certain construction contracts with HMLP and take-or-pay contracts, with unfulfilled performance obligations.
Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded as non-monetary exchanges on a net basis.
Cenovus has take-or-pay contracts where customers are required to take, or pay for, minimum quantities. If a customer has a right to defer delivery to a later date, Cenovus’s performance obligation has not been satisfied. Revenue is deferred and recognized only when the product is delivered, or the deferral provision can no longer be extended.
Purchased Product
Purchased Product
Purchased product includes the costs of refining feedstock, crude oil and diluent purchased for optimization activities, and costs associated with transporting refined products to market.

Transportation and Blending	Transportation and Blending Costs paid for the transportation of crude oil, NGLs and natural gas, and the cost of diluent used in blending are recognized when the product is sold.
Employee Benefit Plans	Employee Benefit Plans
The Company provides employees with a pension plan that includes either a defined contribution or defined benefit component. OPEB plans are also provided to qualifying employees. In some cases, the benefits are provided through medical care plans to which the Company, employees and retirees may contribute. In some plans, benefits are not funded before employees retire.
The cost of the defined contribution pension plan is recorded as the benefits are earned. The cost of the defined benefit pension and OPEB plans are actuarially determined using the projected unit credit method. The estimated cost is based on length of service and reflects Management’s best estimate of salary escalation, longevity rates, employees’ retirement age and expected future health care costs. The liability for the defined benefit pension and OPEB plans is the present value of the defined benefit obligation less the fair value of plan assets.
Pension benefit costs are recorded in operating, and general and administrative expenses, as well as PP&E and E&E assets, corresponding to where the salaries of the employees providing the service are recorded. Interest costs on the net obligation (asset) are included as part of pension benefit costs. Remeasurement changes, including actuarial gains or losses related to the plan assets and defined benefit obligation, the effect of changes to the asset ceiling and return on plan assets are recognized in OCI when they occur.

Deferred Income Taxes	Deferred Income Taxes
Cenovus follows the liability method of accounting for deferred income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary difference between the accounting basis and income tax basis of an asset or liability, using the substantively enacted income tax rates expected to apply when the assets will be realized, or liabilities will be settled. The effect of a change in the enacted tax rate or laws is recognized in net earnings (loss) in the period that the change occurs, except when it relates to items recorded in equity or OCI, in which case the deferred income tax is also recorded in equity or OCI, respectively.
Deferred income tax is recognized on temporary differences arising from investments in subsidiaries, except in the case where the timing of the reversal of the temporary difference is controlled by the Company, and it is probable that the temporary difference will not reverse in the foreseeable future or when distributions can be made without incurring income taxes.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax assets and liabilities are only offset where they arise within the same entity and tax jurisdiction.
Inventories	InventoriesProduct inventories are valued at the lower of cost, using a first-in, first-out, or weighted average cost basis, and net realizable value. Parts and supplies are valued at the lower of weighted average cost and net realizable value. The cost of inventory includes purchase costs, direct production costs, and DD&A. Net realizable value is the estimated selling price in the ordinary course of business less expected selling costs. If the carrying amount exceeds net realizable value, a write-down is recognized in net earnings (loss).
Exploration and Evaluation Assets	Exploration and Evaluation Assets
E&E assets consist of exploratory projects for crude oil, NGLs and natural gas that are pending the determination of proved reserves. The costs to acquire non-producing oil and gas properties, licenses to explore, drilling exploratory wells and the costs to evaluate the commercial potential of the resources are initially capitalized as E&E assets. Costs incurred prior to obtaining the legal right to explore an area (pre-exploration costs) are recorded as exploration expense when incurred.
Once technical feasibility and commercial viability of an E&E asset is established, the carrying value is transferred to PP&E. If Management does not consider an E&E asset to be technically feasible and commercially viable, the related capital costs are written off as exploration expense.
Property, Plant and Equipment	Property, Plant and Equipment
PP&E is stated at cost less accumulated DD&A, adjusted for impairment losses and impairment reversals. Capitalized costs include the purchase price, construction or development expenditures, directly attributable internal costs, decommissioning liabilities and, for qualifying assets, borrowing costs. Costs incurred to install the asset and make it ready for its intended use are also capitalized. Expenditures that improve the productive capacity or extend the life of an asset are capitalized, while maintenance costs and repairs are expensed as incurred.
Crude Oil and Natural Gas Properties
Development and production assets are capitalized by area. Costs includes all expenditures associated with the development of crude oil and natural gas properties and related infrastructure, as well as expenditures transferred from E&E assets.
Development and production assets are depleted using the unit-of-production method based on estimated reserves determined using forward prices and costs. The unit-of-production depletion rate takes into account expenditures incurred to date, together with the future development expenditures required to develop reserves. Onshore assets are depleted based on estimated proved reserves. Offshore assets are depleted based on estimated proved developed producing reserves or proved plus probable reserves.
Refining Assets
The Company’s refineries and plants are composed of highly integrated and interdependent crude oil and other feedstock processing facilities and supporting infrastructure. Where facilities and equipment, including major components, are significant in relation to the total cost of the assets and have different useful lives, they are depreciated on a straight-line basis over the estimated service life of each component. Major components are depreciated as follows:
•Land improvements and buildings: 10 to 40 years.
•Office equipment and vehicles: 3 to 15 years.
•Rail facilities: 10 to 40 years.
•Refining equipment: 5 to 60 years.
Processing, Transportation and Storage Assets, Commercial Fuels Business and Other
Depreciation for substantially all other PP&E is calculated on a straight-line basis based on the estimated useful lives of assets, which range from three to 60 years.
Impairments of Assets	Impairments of Assets
Impairment and Impairment Reversals of Non-Financial Assets
PP&E, E&E assets and ROU assets are reviewed separately for indicators of impairment on a quarterly basis or when facts and circumstances suggest that the carrying amount of an asset or CGU may exceed its recoverable amount. Goodwill is tested for impairment at least annually. E&E assets are also tested for impairment immediately prior to being transferred to PP&E.
Cenovus allocates E&E assets to a related CGU containing development and production assets when testing for impairment. ROU assets may be tested as part of a CGU, as a separate CGU, or as an individual asset. Goodwill is allocated to CGUs that benefited from the historical business combinations.
The recoverable amount of the asset or CGU is estimated as the greater of value-in-use (“VIU”) and FVLCOD. VIU is estimated as the present value of the future cash flows expected to arise from the continuing use of an asset or CGU. FVLCOD is the amount that would be realized from the disposition of an asset or CGU in an arm’s length transaction between knowledgeable and willing parties. The FVLCOD for upstream assets is estimated based on the discounted after-tax cash flows of reserves using forward prices, future operating costs and future capital expenditures consistent with Cenovus’s IQREs, and may consider an evaluation of comparable asset transactions. FVLCOD for downstream assets is estimated based on discounted after-tax cash flows of refined product production, forward crude oil prices, forward crack spreads, net of RINs, future capital expenditures, future operating costs and discount rates. Forward prices are based on third-party consultant forecasts.
If the recoverable amount of the asset or CGU is less than the carrying amount, an impairment loss is recognized. The impairment loss first reduces the goodwill allocated to a CGU, if any, and then reduces the carrying amount of the remaining assets in the CGU. Impairment losses on PP&E and ROU assets are recognized as additional DD&A. E&E asset impairments or write-downs are recognized as exploration expense.
Impairment losses recognized in prior periods, other than goodwill impairments, are assessed at each reporting date for indicators that the impairment losses may no longer exist or may have decreased. If such indications exist, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only to the extent that the carrying amount does not exceed the amount that would have been determined had no impairment loss been recognized in prior periods. The reversal is recognized as a reduction to DD&A.
Impairment of Financial Assets
At each reporting date, the Company assesses the expected credit losses associated with its financial assets measured at amortized cost. For accounts receivable, Cenovus measures loss allowances at an amount equal to lifetime ECLs. ECLs are estimated as the difference between the cash flows due to the Company and the cash flows the Company expects to receive, discounted at the effective interest rate on initial recognition. Changes in ECLs are recognized in other income (loss).

Leases	Leases
As Lessee
The Company recognizes an ROU asset and a lease liability when the leased asset is available for use.
Lease liabilities are measured at the present value of lease payments and estimated costs to dismantle and remove the underlying leased asset. Lease liabilities are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, as well as variable payments based on an index or rate. Lease liabilities are re-measured when there is a change in the future lease payments due to a change in an index or rate. Re-measurement will also occur if there is a change in the expected residual value guarantee or if the Company reconsiders the exercise of a purchase, extension or termination option that is within its control. When the lease liability is re-measured, an adjustment is also made to the carrying amount of the ROU asset.
The ROU asset is initially measured at cost, which includes the initial measurement of the lease liability and initial direct costs. The cost is depreciated on a straight-line basis over the shorter of the estimated useful life of the asset or the lease term.
Leases with a term of less than twelve months, or leases of an asset with a low value, are recognized over the lease term as an operating, transportation, or general and administrative expense. The Company has elected not to separate non-lease components for storage tanks.
As Lessor
Leases where the Company transfers substantially all of the risks and rewards from ownership of an underlying asset are classified as financing leases. The Company recognizes a receivable at an amount equal to the net investment in the lease, which is the present value of the aggregate of lease payments receivable by the lessor. Cenovus recognizes lease payments for operating leases as income on a straight-line basis over the term of the lease as other income.

Business Combinations and Goodwill	Business Combinations and Goodwill
Business combinations are accounted for using the acquisition method of accounting in which the identifiable assets acquired, liabilities assumed and non-controlling interest, if any, are recognized and measured at their fair value at the date of acquisition, with the exception of income taxes, stock-based compensation, lease liabilities and ROU assets.
Contingent consideration transferred in a business combination is measured at fair value on the date of acquisition and classified as a financial liability or equity in accordance with the terms of the agreement. Contingent consideration classified as a liability is re-measured at fair value at each reporting date, with changes in fair value recognized in net earnings (loss). Payments are classified as cash used in investing activities until the cumulative payments exceed the acquisition date fair value of the liability. Cumulative payments in excess of the acquisition date fair value are classified as cash used in operating activities. Contingent consideration classified as equity is not re-measured and settlements are recorded in equity.
When a business combination is achieved in stages, the Company re-measures its pre-existing interest at the acquisition date fair value and recognizes the resulting gain or loss, if any, in net earnings (loss).

Provisions	Provisions
A provision is recognized if the Company has a present legal or constructive obligation as a result of a past event. It must be possible to reliably estimate the obligation and it is more likely than not that an outflow of economic benefits will be required to settle the obligation. Where applicable, the expected future cash flows of a provision are discounted using a credit-adjusted risk-free rate. The increase in the provision due to the passage of time is recognized as a finance expense.
Decommissioning Liabilities
The Company will be required to retire its tangible long-lived assets such as producing well sites, upstream processing facilities, surface and subsea plant and equipment, refining facilities and the crude-by-rail terminal. When a disturbance occurs, the Company recognizes a decommissioning liability equal to the present value of estimated future expenditures required to settle the obligation using a credit-adjusted risk-free rate. The initial estimate of the liability is added to the cost of the related asset and amortized over the useful life of the asset. Changes in the provision arising from revisions to expected timing or future decommissioning costs are recognized as a change in the decommissioning liability and the related long-lived asset. Actual expenditures incurred are charged against the liability.
Renewable Fuel Obligations
The Company’s U.S. refining operations incur an RVO, which the Company settles annually using RINs. After considering RINs on hand, the RVO is measured at the expected market price, or on a contracted forward rate, if applicable, of the additional RINs required to settle the compliance obligation. RINs purchased with biofuel are measured using the average market price in the month purchased. RINs purchased on a secondary market are measured at cost. RINs are not amortized. A net RIN position is presented in other assets and a net RVO position is included in other liabilities.

Share Capital and Warrants	Share Capital and Warrants
Common shares, treasury shares and preferred shares are classified as equity. When the Company purchases its own common shares, share capital is reduced by the weighted average carrying value of the shares purchased. Any difference between the purchase price and the carrying value is recorded to paid in surplus. No gain or loss is recognized on the purchase, sale, issuance or cancellation of equity instruments. Common shares and preferred shares are cancelled upon purchase.
Common shares purchased under the employee benefit plan are measured at their cost to acquire and are recorded as treasury shares. When the treasury shares are distributed under the employee benefit plan, the treasury shares are reduced by their weighted average carrying value with the excess or deficiency from the settled employee LTI liability recognized in paid in surplus.
Transaction costs directly attributable to the issue or repurchase of common shares, treasury shares and preferred shares are recognized as a deduction from equity, net of any income taxes.
Warrants are classified as equity and are measured at fair value upon issuance. On exercise, the cash consideration received by the Company and the associated carrying value of the warrants are recorded as share capital.

Stock-Based Compensation	Stock-Based Compensation
Cenovus has a number of stock-based compensation plans that include stock options with associated NSRs, Cenovus replacement stock options, PSUs, RSUs and DSUs. Stock-based compensation costs are recorded in general and administrative expenses.
Stock Options With Associated Net Settlement Rights
NSRs are accounted for as equity instruments, which are measured at fair value on the grant date using the Black-Scholes-Merton valuation model, and are not revalued at each reporting date. The fair value is recognized as stock-based compensation over the vesting period, with a corresponding increase recorded as paid in surplus. On exercise, the cash consideration received by the Company and the associated paid in surplus are recorded as share capital.
Cenovus Replacement Stock Options
Cenovus replacement stock options are accounted for as liability instruments, which are measured at fair value at each period end using the Black-Scholes-Merton valuation model. The fair value is recognized as stock-based compensation over the vesting period. When stock options are settled for cash, the liability is reduced by the cash settlement paid. When stock options are settled for common shares, the cash consideration received by the Company and the previously recorded liability associated with the stock option are recorded as share capital.
Performance, Restricted and Deferred Share Units
PSUs, RSUs and DSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation over the vesting period. Fair value fluctuations are recognized in stock-based compensation in the period they occur. Cenovus has certain PSU and RSU plans that may be settled in cash or common shares at the Company's option and certain plans that are settled in cash.

Financial Instruments	Financial Instruments
Financial assets are classified and measured as follows based on the objective of the business model for managing the instrument or group of instruments, and the contractual terms of the cash flows. Financial liabilities are measured at amortized cost or fair value through profit or loss as noted below.

Classification	Instrument Type
Amortized Cost	Cash and cash equivalents, restricted cash, accounts receivable and accrued revenues, accounts payable and accrued liabilities, short-term borrowings, lease liabilities and long-term debt.
Fair Value Through Profit or Loss	Risk management assets and liabilities, and contingent payments.
Fair Value Through Other Comprehensive Income (Loss)	Certain equity investments not held for trading for which an irrevocable election was made at initial recognition.
All financial instruments are measured at fair value on initial recognition. Measurement in subsequent periods is dependent on the classification of the financial instrument.
Cenovus uses observable market inputs as much as possible when estimating the fair value of financial instruments. Inputs are categorized into the following levels based on how observable the inputs are:
•Level 1: Quoted prices in active markets for identical assets and liabilities.
•Level 2: Inputs other than quoted prices included within Level 1, that are observable for the asset or liability either directly or indirectly.
•Level 3: Unobservable inputs for the asset or liability.
Financial assets and liabilities are not offset unless the Company has the current legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously.
Derivatives
Derivative financial instruments are primarily used to manage economic exposure to market risks relating to commodity prices, foreign currency exchange rates and interest rates. Policies and procedures are in place with respect to required documentation and approvals for the use of derivative financial instruments.
Derivative financial instruments are measured at fair value through profit or loss unless designated for hedge accounting. Derivative instruments not designated as hedges are recorded using mark-to-market accounting whereby any changes in fair value are recorded as a gain or loss on risk management. The estimated fair value of derivative instruments is based on quoted market prices or, in their absence, third-party market indications and forecasts.

Recent Accounting Pronouncements	Recent Accounting Pronouncements
New Accounting Standards and Interpretations not yet Adopted
Presentation and Disclosure in Financial Statements
On April 9, 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”), which will replace International Accounting Standard 1, “Presentation of Financial Statements”. IFRS 18 will establish a revised structure for the Consolidated Statements of Comprehensive Income (Loss) and improve comparability across entities and reporting periods.
IFRS 18 is effective for annual periods beginning on or after January 1, 2027. The standard is to be applied retrospectively, with certain transition provisions. The Company is currently evaluating the impact of adopting IFRS 18 on the Consolidated Financial Statements.